PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2018
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

Laboratory equipment, at cost	1,451,389	1,451,389
Less: accumulated depreciation	(1,355,397)	(1,209,553)

Net laboratory equipment	95,992	241,836

Computer equipment, at cost	609,550	607,165
Less: accumulated depreciation	(563,208)	(523,278)

Net computer equipment	46,342	83,887

Office equipment, at cost	167,564	167,564
Less: accumulated depreciation	(166,807)	(165,805)

Net office equipment	757	1,759

Equipment under hire purchase, at cost	594,626	594,626
Less: accumulated depreciation	(594,626)	(594,626)

Net equipment under hire purchase	—	—

Leasehold improvements, at cost	462,797	462,797
Less: accumulated depreciation	(430,604)	(313,631)

Net leasehold improvements	32,193	149,166

Total net property, plant and equipment	175,284	476,648

Reconciliation of property, plant and equipment
Opening gross carrying amount	3,283,541	3,049,462
Add: additions purchased during the year	2,385	234,799
Less: disposals made during the year	—	(720)

Closing gross carrying amount	3,285,926	3,283,541

Opening accumulated depreciation and impairment losses	(2,806,893)	(2,499,323)
Add: disposals made during the year	—	258
Less: depreciation expense charged	(303,749)	(307,828)

Closing accumulated depreciation and impairment losses	(3,110,642)	(2,806,893)

Total net property, plant and equipment	175,284	476,648

	Opening				Closing
	net carrying	Additions	Disposals	Depreciation	net carrying
	amount	during year	during year	expense	amount
Asset category	$	$	$	$	$

Laboratory equipment	241,836	—	—	(145,844)	95,992
Computer equipment	83,887	2,385	—	(39,930)	46,342
Office equipment	1,759	—	—	(1,002)	757
Leasehold improvements	149,166	—	—	(116,973)	32,193

Totals	476,648	2,385	—	(303,749)	175,284